Share-based payments (Details)	12 Months Ended
Dec. 31, 2023 shares R$ / shares
IfrsStatementLineItems [Line Items]
Total options granted	17,329,675
Number of options outstanding	5,020,696
Exercise price of the option (in Reais) | R$ / shares | R$ / shares	R$ 12.38
Average Remaining Maturity (In Years)	19 years 4 months 9 days
Ranges Of Exercise Prices For Outstanding Share Options One [Member]
IfrsStatementLineItems [Line Items]
Grant Year 2022	2014
Grant date	Aug. 12, 2014
Total options granted	653,130
Number of options outstanding	66,873
Exercise price of the option (in Reais) | R$ / shares | R$ / shares	R$ 11.31
Fair value at grant date (in Reais) | R$ / shares	R$ 7.98
Estimate volatility of share price	52.66%
Expected dividend yield	3.27%
Risk-free return rate	11.00%
Average Remaining Maturity (In Years)	6 months
Ranges Of Exercise Prices For Outstanding Share Options Two [Member]
IfrsStatementLineItems [Line Items]
Grant Year 2022	2015
Grant date	Aug. 11, 2015
Total options granted	1,930,844
Number of options outstanding	169,764
Exercise price of the option (in Reais) | R$ / shares | R$ / shares	R$ 9.35
Fair value at grant date (in Reais) | R$ / shares	R$ 3.37
Estimate volatility of share price	55.57%
Expected dividend yield	5.06%
Risk-free return rate	13.25%
Average Remaining Maturity (In Years)	1 year 6 months
Ranges Of Exercise Prices For Outstanding Share Options Three [Member]
IfrsStatementLineItems [Line Items]
Grant Year 2022	2016
Grant date	Jun. 30, 2016
Total options granted	5,742,732
Number of options outstanding	482,315
Exercise price of the option (in Reais) | R$ / shares | R$ / shares	R$ 2.62
Fair value at grant date (in Reais) | R$ / shares	R$ 1.24
Estimate volatility of share price	98.20%
Expected dividend yield	6.59%
Risk-free return rate	14.25%
Average Remaining Maturity (In Years)	2 years 4 months 24 days
Ranges Of Exercise Prices For Outstanding Share Options Four [Member]
IfrsStatementLineItems [Line Items]
Grant Year 2022	2017
Grant date	Aug. 08, 2017
Total options granted	947,767
Number of options outstanding	190,819
Exercise price of the option (in Reais) | R$ / shares | R$ / shares	R$ 8.44
Fair value at grant date (in Reais) | R$ / shares	R$ 7.91
Estimate volatility of share price	80.62%
Expected dividend yield	1.17%
Risk-free return rate	11.25%
Average Remaining Maturity (In Years)	3 years 6 months
Ranges Of Exercise Prices For Outstanding Share Options Five [Member]
IfrsStatementLineItems [Line Items]
Grant Year 2022	2018
Grant date	May 24, 2018
Total options granted	718,764
Number of options outstanding	196,675
Exercise price of the option (in Reais) | R$ / shares | R$ / shares	R$ 20.18
Fair value at grant date (in Reais) | R$ / shares	R$ 12.68
Estimate volatility of share price	55.58%
Expected dividend yield	0.60%
Risk-free return rate	6.50%
Average Remaining Maturity (In Years)	4 years 3 months 18 days
Ranges Of Exercise Prices For Outstanding Share Options Six [Member]
IfrsStatementLineItems [Line Items]
Grant Year 2022	2019
Grant date	Oct. 28, 2019
Total options granted	1,749,223
Number of options outstanding	529,613
Exercise price of the option (in Reais) | R$ / shares | R$ / shares	R$ 25.40
Fair value at grant date (in Reais) | R$ / shares	R$ 12.10
Estimate volatility of share price	61.98%
Expected dividend yield	3.17%
Risk-free return rate	9.00%
Average Remaining Maturity (In Years)	5 years 9 months 18 days
Ranges Of Exercise Prices For Outstanding Share Options Seven [Member]
IfrsStatementLineItems [Line Items]
Grant Year 2022	2020
Grant date	Jul. 30, 2020
Total options granted	760,986
Number of options outstanding	212,490
Exercise price of the option (in Reais) | R$ / shares | R$ / shares	R$ 20.57
Fair value at grant date (in Reais) | R$ / shares	R$ 14.44
Estimate volatility of share price	71.37%
Expected dividend yield	0.92%
Risk-free return rate	6.24%
Average Remaining Maturity (In Years)	6 years 6 months
Ranges Of Exercise Prices For Outstanding Share Options Eight [Member]
IfrsStatementLineItems [Line Items]
Grant Year 2022	2021
Grant date	Jul. 28, 2021
Total options granted	658,189
Number of options outstanding	240,256
Exercise price of the option (in Reais) | R$ / shares | R$ / shares	R$ 21.05
Fair value at grant date (in Reais) | R$ / shares	R$ 14.44
Estimate volatility of share price	74.34%
Expected dividend yield	0.00%
Risk-free return rate	8.85%
Average Remaining Maturity (In Years)	7 years 6 months
Ranges Of Exercise Prices For Outstanding Share Options Nine [Member]
IfrsStatementLineItems [Line Items]
Grant Year 2022	2022
Grant date	Oct. 26, 2022
Total options granted	4,168,040
Number of options outstanding	2,931,891
Exercise price of the option (in Reais) | R$ / shares | R$ / shares	R$ 10.26
Fair value at grant date (in Reais) | R$ / shares	R$ 6.23
Estimate volatility of share price	75.23%
Expected dividend yield	0.00%
Risk-free return rate	12.76%
Average Remaining Maturity (In Years)	8 years 9 months 18 days